ANFIELD DYNAMIC FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2026

Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 81.9%
	FIXED INCOME - 81.9%
82,209	iShares iBoxx $ Investment Grade Corporate Bond				$ 8,948,450
61,749	iShares iBoxx High Yield Corporate Bond ETF				4,963,385
167,347	iShares MBS ETF				15,861,148
308,026	iShares U.S. Treasury Bond ETF				7,029,153
101,317	Janus Henderson AAA CLO ETF				5,118,535
					41,920,671

	TOTAL EXCHANGE-TRADED FUNDS (Cost $42,764,254)				41,920,671

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 11.4%
	ASSET MANAGEMENT — 1.7%
300,000	Ares Capital Corporation		5.5000	09/01/30	296,115
300,000	Bain Capital Specialty Finance, Inc.		5.9500	03/15/30	294,225
300,000	Blackstone Secured Lending Fund		5.3000	06/30/30	292,581
					882,921
	AUTOMOTIVE — 1.4%
200,000	Ford Motor Credit Company, LLC		5.8000	03/08/29	202,794
100,000	General Motors Financial Company, Inc.(a)	H15T5Y +4.997%	5.7000	Perpetual	98,315
200,000	Nissan Motor Acceptance Company, LLC(b)		5.5500	09/13/29	195,918
200,000	Nissan Motor Acceptance Company, LLC(b)		6.1250	09/30/30	197,078
					694,105
	BANKING — 2.8%
300,000	Bank of America Corporation(a)	H15T5Y + 2.760%	4.3750	Perpetual	297,542
200,000	Bank of Nova Scotia (The)(a)	H15T5Y + 2.613%	3.6250	10/27/81	197,407
200,000	Citigroup, Inc. Series Y(a)	H15T5Y + 3.000%	4.1500	Perpetual	198,707
300,000	M&T Bank Corporation(a)	H15T5Y + 2.679%	3.5000	Perpetual	295,870
275,000	PNC Financial Services Group, Inc. (The)(a)	H15T5Y + 2.595%	3.4000	Perpetual	271,646
200,000	US Bancorp(a)	SOFR + 2.914%	5.3000	Perpetual	199,401
					1,460,573
	COMMERCIAL SUPPORT SERVICES — 0.3%
175,000	Aramark Services, Inc.(b)		5.0000	02/01/28	174,741

ANFIELD DYNAMIC FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 11.4% (Continued)
	ELECTRIC UTILITIES — 1.2%
300,000	American Electric Power Company, Inc.(a)	H15T5Y + 2.675%	3.8750	02/15/62	$ 295,666
300,000	Duke Energy Corporation(a)	H15T5Y + 2.321%	3.2500	01/15/82	293,748
					589,414
	ENTERTAINMENT CONTENT — 0.4%
200,000	Univision Communications, Inc.(b)		4.5000	05/01/29	190,893

	LEISURE FACILITIES & SERVICES — 1.4%
200,000	International Game Technology plc(b)		5.2500	01/15/29	199,222
175,000	Light & Wonder International Inc(b)		7.5000	09/01/31	182,451
200,000	Penn National Gaming, Inc.(b)		4.1250	07/01/29	190,425
175,000	Station Casinos, LLC(b)		4.5000	02/15/28	172,586
					744,684
	OIL & GAS PRODUCERS — 0.6%
300,000	Enbridge, Inc.(a)	US0003M + 3.641%	6.2500	03/01/78	301,498

	SPECIALTY FINANCE — 1.0%
300,000	Ally Financial, Inc. Series B(a)	H15T5Y + 3.868%	4.7000	Perpetual	299,610
200,000	OneMain Finance Corporation		5.3750	11/15/29	197,193
					496,803
	TRANSPORTATION & LOGISTICS — 0.6%
300,000	United Airlines, Inc.(b)		4.6250	04/15/29	296,278

	TOTAL CORPORATE BONDS (Cost $5,832,464)				5,831,910

ANFIELD DYNAMIC FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 5.8%
	U.S. TREASURY BILLS — 5.8%
3,000,000	United States Treasury Bill(c)		3.5600	06/09/26	$ 2,988,341
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $2,988,374)				2,988,341

	TOTAL INVESTMENTS - 99.1% (Cost $51,585,092)				$ 50,740,922
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.9%				446,023
	NET ASSETS - 100.0%				$ 51,186,945

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Broker	Expiration	Notional Amount(d)	Value and Unrealized Depreciation
7	CBOT 10 Year US Treasury Note	Interactive Broker	06/22/2026	$ 774,156	$ (13,641)
13	CBOT 2 Year US Treasury Note Future	Interactive Broker	07/01/2026	2,692,625	(12,602)
17	CBOT 5 Year US Treasury Note	Interactive Broker	07/01/2026	1,833,211	(28,687)
12	CBOT US Treasure Bond Futures	Interactive Broker	06/22/2026	1,354,125	(50,156)
	TOTAL FUTURES CONTRACTS				$ (105,086)

CLO	- Collateralized Loan Obligation
ETF	- Exchange-Traded Fund
LLC	- Limited Liability Company
PLC	- Public Limited Company

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
SOFR	United States SOFR Secured Overnight Financing Rate
US0003M	ICE LIBOR USD 3 Month

(a)	Variable rate security; the rate shown represents the rate on April 30, 2026.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2026, the total market value of 144A securities is $1,799,592, or 3.5% of net assets.
(c)	Zero coupon bond.
(d)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.